Leases - Schedule of Maturities of Operating Lease Liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
Six months ending December 31, 2025	$ 407,034	$ 3,191,962
Twelve months ending December 31, 2026	787,865	6,178,441
Twelve months ending December 31, 2027	676,675	5,306,488
Twelve months ending December 31, 2028	696,923	5,465,271
Twelve months ending December 31, 2029	634,654	4,976,958
Thereafter	178,527	1,399,996
Total operating lease payments	3,381,678	26,519,116
Less: imputed interest	(317,191)	(2,487,410)
Present value of operating lease liabilities	$ 3,064,487	$ 24,031,706	$ 25,679,797